General information and basis of preparation - Number of Selling Days (Details) - day	6 Months Ended						12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021	Jul. 02, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate information and statement of IFRS compliance [abstract]
Number of selling days in period	130	130	130	130	130	131	260	260	261